Note 6 - Financial Risk Management - Balances in US Dollars (Details) $ in Thousands, $ in Thousands	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Cash and cash equivalents (Note 2d)	$ 30,375		$ 22,698		$ 2,371
Accounts payable and accrued liabilities	$ (4,073)		$ (1,780)
Currency risk [member]
Statement Line Items [Line Items]
Cash and cash equivalents (Note 2d)		$ 9,593		$ 135
Accounts payable and accrued liabilities		(2,147)		(900)
Risk exposure associated with instruments sharing characteristic		$ 7,446		$ (765)